Land Use Rights (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Land Use Rights
Cost	¥ 4,415,809	¥ 4,402,470
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(292,719)	(209,213)
Land use right, net	4,108,090	4,178,257
Total amortization expense	¥ 87,400	¥ 84,700	¥ 72,200